Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2017
INTANGIBLE ASSETS [Abstract]
Intangible Assets

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2015	$ 127,788	$ (72,449)	$ 55,339
Additions	—	(15,861)	(15,861)
Accelerated amortization	(44,072)	23,546	(20,526)

Favorable lease terms December 31, 2016	$ 83,716	$ (64,764)	$ 18,952
Additions	27,457	(8,446)	19,011
Favorable lease terms June 30, 2017	$ 111,173	$ (73,210)	$ 37,963

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
Favorable lease terms charter-out	$ (5,275)	$ (4,405)	$ (8,446)	$ (8,519)

Total	$ (5,275)	$ (4,405)	$ (8,446)	$ (8,519)

Aggregate Amortizations of Intangible Assets

Year	Amount
2018	$ 26,551
2019	7,663
2020	1,166
2021	1,166
2022	1,166
2023 and thereafter	251

$ 37,963